AIG Life & Retirement

Legal Department

SunAmerica Asset Management, LLC Harborside 5 185 Hudson Street, Suite 3300 Jersey City, NJ 07311 201.324.6378 201.324.6364 fax edward.gizzi@aig.com Edward Gizzi Assistant General Counsel

VIA EDGAR

December 11, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SunAmerica Senior Floating Rate Fund, Inc. — AIG Senior Floating Rate Fund (the “Fund”)

Registration No.: 333-32798

Ladies and Gentlemen:

On behalf of SunAmerica Senior Floating Rate Fund, Inc., transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The exhibits mirror the risk/return summary information in the supplement dated November 19, 2018 to the Fund’s prospectus filed pursuant to Rule 497(e) under the 1933 Act on November 19, 2018 (SEC Accession No. 0001193125-18-330432).

Should you have any comments or questions, please contact the undersigned at 201.324.6378.

Very truly yours,

/s/ EDWARD GIZZI
Edward Gizzi